Other equity interest - Summary of Other Equity Interest (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of Other Equity Interest [Line Items]
Beginning balance	$ 109,852
Evaluation adjustment - The Company	32,159	$ 1,025	$ (17,304)	$ (217,785)
Ending balance	143,502	$ 4,574	109,852
Financial statements translation differences of foreign operations [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance	17,691		(656)	(17,369)
Currency translation differences - The company	(11,732)		18,347	16,713
Ending balance	5,959		17,691	(656)
Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance	92,161		92,110	245,652
Evaluation adjustment - The Company	32,159		(17,304)	(217,785)
Evaluation adjustment - Associates	22,091		16,758	12,605
Evaluation adjustment transferred to retained earnings -Associates	(48)		(2,861)
Evaluation adjustment related tax - The Company	(8,820)		3,458	51,638
Ending balance	137,543		92,161	92,110
Equity directly related to non-current assets held for sale [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance			(43,094)
Currency translation differences - Non-current assets held for sale			43,094	(43,094)
Ending balance				(43,094)
Other equity interest [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance	109,852		48,360	228,283
Currency translation differences - The company	(11,732)		18,347	16,713
Currency translation differences - Non-current assets held for sale			43,094	(43,094)
Evaluation adjustment - The Company	32,159		(17,304)	(217,785)
Evaluation adjustment - Associates	22,091		16,758	12,605
Evaluation adjustment transferred to retained earnings -Associates	(48)		(2,861)
Evaluation adjustment related tax - The Company	(8,820)		3,458	51,638
Ending balance	$ 143,502		$ 109,852	$ 48,360